VCA-2

Schedule of Investments (unaudited)

as of September 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 1.6%
Northrop Grumman Corp.	4,711	$1,486,273
Raytheon Technologies Corp.	35,562	2,046,238

		3,532,511

Air Freight & Logistics — 0.5%
FedEx Corp.	4,034	1,014,632

Automobiles — 3.7%
General Motors Co.	76,058	2,250,556
Tesla, Inc.*	13,244	5,681,809

		7,932,365

Banks — 5.5%
Bank of America Corp.	105,326	2,537,303
Citigroup, Inc.	34,946	1,506,522
JPMorgan Chase & Co.	40,636	3,912,028
PNC Financial Services Group, Inc. (The)	18,579	2,042,018
Truist Financial Corp.	48,325	1,838,766

		11,836,637

Beverages — 1.1%
PepsiCo, Inc.	17,042	2,362,021

Biotechnology — 0.7%
AbbVie, Inc.	18,069	1,582,664

Building Products — 1.3%
Johnson Controls International PLC	69,704	2,847,408

Capital Markets — 1.2%
Goldman Sachs Group, Inc. (The)	13,569	2,726,962

Chemicals — 3.8%
Dow, Inc.	50,089	2,356,688
FMC Corp.	23,230	2,460,289
Linde PLC (United Kingdom)	14,586	3,473,364

		8,290,341

Communications Equipment — 0.4%
Cisco Systems, Inc.	24,482	964,346

Consumer Finance — 1.5%
Capital One Financial Corp.	25,352	1,821,795
SLM Corp.	172,389	1,394,627

		3,216,422

Containers & Packaging — 0.9%
Crown Holdings, Inc.*	24,237	1,862,856

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	50,527	1,440,525
Verizon Communications, Inc.	56,087	3,336,615

		4,777,140

Electric Utilities — 1.1%
American Electric Power Co., Inc.	30,505	2,493,174

Electrical Equipment — 0.9%
Emerson Electric Co.	28,746	1,884,875

Entertainment — 2.6%
Netflix, Inc.*	5,821	2,910,675
Walt Disney Co. (The)	21,606	2,680,872

		5,591,547

Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities, Inc.	6,894	1,103,040
American Campus Communities, Inc.	36,030	1,258,168
American Tower Corp.	7,298	1,764,145

		4,125,353

Food & Staples Retailing — 1.6%
Walmart, Inc.	25,464	3,562,668

Food Products — 1.2%
Mondelez International, Inc. (Class A Stock)	44,666	2,566,062

Health Care Equipment & Supplies — 1.0%
Zimmer Biomet Holdings, Inc.	16,277	2,215,951

Health Care Providers & Services — 1.6%
Cigna Corp.	10,657	1,805,402
Laboratory Corp. of America Holdings*	9,052	1,704,220

		3,509,622

Health Care Technology — 1.0%
Teladoc Health, Inc.*	10,375	2,274,615

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	9,007	1,976,946

Household Durables — 1.2%
DR Horton, Inc.	33,916	2,565,067

Household Products — 1.6%
Procter & Gamble Co. (The)	12,794	1,778,238
Reckitt Benckiser Group PLC (United Kingdom)	17,240	1,684,963

		3,463,201

Insurance — 3.4%
Chubb Ltd. (Switzerland)	22,958	2,665,883
Marsh & McLennan Cos., Inc.	12,829	1,471,486
MetLife, Inc.	49,550	1,841,774
RenaissanceRe Holdings Ltd. (Bermuda)	7,729	1,311,920

		7,291,063

Interactive Media & Services — 4.7%
Alphabet, Inc. (Class A Stock)*	3,945	5,781,792
Facebook, Inc. (Class A Stock)*	16,855	4,414,325

		10,196,117

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.*	2,084	6,561,953

IT Services — 7.4%
Adyen NV (Netherlands), 144A*	2,008	3,704,356

Mastercard, Inc. (Class A Stock)	8,836	2,988,070
PayPal Holdings, Inc.*	16,895	3,328,822
Shopify, Inc. (Canada) (Class A Stock)*	3,432	3,510,833
Twilio, Inc.*	9,992	2,468,923

		16,001,004

Leisure Products — 0.7%
Peloton Interactive, Inc.*	14,390	1,428,064

Machinery — 2.0%
Deere & Co.	3,519	779,916
Fortive Corp.	20,489	1,561,467
Otis Worldwide Corp.	31,544	1,968,976

		4,310,359

Media — 0.7%
Comcast Corp. (Class A Stock)	34,227	1,583,341

Multi-Utilities — 2.3%
Ameren Corp.	32,417	2,563,536
Dominion Energy, Inc.	30,933	2,441,542

		5,005,078

Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	39,494	2,843,568
ConocoPhillips	37,714	1,238,528
Suncor Energy, Inc. (Canada)	69,354	848,199
Williams Cos., Inc. (The)	72,969	1,433,841

		6,364,136

Pharmaceuticals — 4.2%
AstraZeneca PLC (United Kingdom), ADR	81,540	4,468,392
Bristol-Myers Squibb Co.	39,425	2,376,933
Eli Lilly & Co.	15,025	2,224,001

		9,069,326

Road & Rail — 2.1%
Knight-Swift Transportation Holdings, Inc.	22,089	899,022
Union Pacific Corp.	18,616	3,664,932

		4,563,954

Semiconductors & Semiconductor Equipment — 6.0%
Broadcom, Inc.	8,043	2,930,226
NVIDIA Corp.	9,376	5,074,478
QUALCOMM, Inc.	22,613	2,661,098
Texas Instruments, Inc.	16,163	2,307,915

		12,973,717

Software — 8.0%
Adobe, Inc.*	8,102	3,973,464
Microsoft Corp.	31,206	6,563,558
PTC, Inc.*	15,497	1,281,912
salesforce.com, Inc.*	12,637	3,175,931
SAP SE (Germany), ADR	14,493	2,258,154

		17,253,019

Specialty Retail — 2.9%
Advance Auto Parts, Inc.	7,965	1,222,627
Lowe’s Cos., Inc.	18,272	3,030,594
Ross Stores, Inc.	21,099	1,968,959

		6,222,180

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	73,142	8,470,575

Textiles,Apparel & Luxury Goods — 2.2%
Lululemon Athletica, Inc. (Canada)*	6,822	2,246,962
NIKE, Inc. (Class B Stock)	19,853	2,492,346

		4,739,308

Trading Companies & Distributors — 1.0%
United Rentals, Inc.*	12,665	2,210,043

TOTAL COMMON STOCKS (cost $139,103,973)		213,418,623

SHORT-TERM INVESTMENT — 1.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,187,388)(a)	3,187,388	3,187,388

TOTAL INVESTMENTS — 99.9% (cost $142,291,361)		216,606,011
Other assets in excess of liabilities — 0.1%		143,386

NET ASSETS — 100.0%		$216,749,397

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).